Segment Information - Schedule of Net (Loss) Income and Total Assets (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Net (Loss) Income and Total Assets [Abstract]
Investments held in Trust Account	$ 293,283		$ 293,283		$ 3,666,439	$ 24,387,525
Cash	527,152		527,152		142,260
General and administrative expenses	202,012	$ 452,628	1,562,626	$ 1,610,673	3,402,952	3,528,434
Interest income on investments held in Trust Account	$ 30,558	$ 191,561	$ 107,453	$ 704,501	$ 850,641	$ 6,009,585